American Funds Insurance Series
333 South Hope Street
Los Angeles, California  90071-1406

Phone (213) 486 9447
Fax (213) 486 9455
E-mail: siik@capgroup.com

Steven I. Koszalka
Secretary

December 27, 2012

Document Control
Division of Investment Management
Securities and Exchange Commission
Office of Insurance Products
100 F Street, NE
Washington, DC 20549

Re:	American Funds Insurance Series
File No. 002-86838 and No. 811-03857

Dear Sir or Madam:

On behalf of the Series, transmitted for filing pursuant to Rule 497 under the Securities Act of 1933 are exhibits containing interactive data format risk/return summary information.

The interactive data files included as an exhibit to this filing relate to the form of prospectus filed with the Securities and Exchange Commission on December 5, 2012 pursuant to Rule 497 (Accession No. 0001537151-12-000039), which is incorporated by reference into this filing.

Sincerely,

/s/ Steven I. Koszalka

Steven I. Koszalka

cc:	Sally Samuel
Division of Investment Management –
Office of Insurance Products